Inventories, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories, net
4.
Inventories, net

Inventories consist of the following:

	September 30,	December 31,
(in thousands)	2024	2023
Finished products	$4,773	$2,607
Finished products - Long Term	2,620	2,376
Raw materials - Long Term	578	532
Total inventories, net	$7,971	$5,515

Finished products - Long Term represents inventory not expected to be sold in the next twelve months. Raw materials - Long Term represents the components and parts currently being stored in our Taiwan facility that will be shipped to our manufacturing partners and will not be used within one year.

Total inventory of $3.5 million was acquired in the Acquisition and recorded at fair value on the acquisition date. Refer to Note 21 Acquisitions for more information.

Note 4. Inventories, net

Inventories, net consisted of the following:

	December 31,	December 31,
(in thousands)	2023	2022
Finished products	$2,607	$4,567
Finished products - Long Term	$2,376	$—
Raw materials - Long Term	$532	$—
Total inventories, net	$5,515	$4,567

Finished products - Long Term represents inventory not expected to be sold in the next twelve months. Raw materials - Long Term represents the components and parts currently being stored in our Taiwan facility that will be shipped to our manufacturing partners.